Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other assets

	As of December 31,
	2025	2024
Interbank transactions	123,290	223,761
Prepaid expenses	302,926	239,728
Collection receivable	291,331	206,140
Deposits Pledged as Guarantee - Labor	37,500	37,091
Recoverable taxes	86,891	48,776
Deposits Pledged as Guarantee - Tax	14,184	13,034
Deposits Pledged as Guarantee - Civil	74,960	30,952
Partnership Program	96,252	62,484
Commissions	22,388	44,370
Others	89,076	49,648
Total	1,138,798	955,984